Fair value measurements - Summary of the significant inputs to the Monte Carlo Simulation for the fair value of the Public Warrants (Detail)	Mar. 31, 2022 yr	Feb. 14, 2022 yr	Feb. 09, 2022 yr	Feb. 04, 2022 yr	Dec. 31, 2021	Mar. 04, 2021 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding term	5 years
Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding term					5 years
Term (in years) | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input | yr	0.3	0.4	0.4	0.4
Risk-free rate | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input	0.5	0.6	0.4	0.4
Public Warrants | Maximum [Member] | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input						34
Public Warrants | Minimum [Member] | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input						4
Public Warrants | Stock Price on Valuation Date | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Sale of stock price per share						$ 10
Public Warrants | Strike price (Exercise Price Share) | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Average price risk option strike price						11.5
Public Warrants | Probability of completing a Business Combination | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination contingent consideration, liability measurement input						85
Public Warrants | Term (in years) | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding term						6 years 7 months 6 days
Public Warrants | Volatility | Maximum [Member] | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input						34
Public Warrants | Volatility | Minimum [Member] | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input						4
Public Warrants | Risk-free rate | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input						1.1
Public Warrants | Fair value of warrants | Haymaker III [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input						2.11